Principal Activities, Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Gain on Disposal of Subsidiary	Gain on disposal of a subsidiary:

2017
RMB
Consideration for the disposal	251
Net assets disposed of	(143)
Gain on disposal	108

Summary of Net Cash Inflow from Disposal of Subsidiary
Net cash inflow from disposal of a subsidiary:

2017
RMB
Consideration received in cash and cash equivalents	249
Less: Cash and cash equivalents disposed of	(65)
Net cash inflow from disposal of a subsidiary	184